Financial investments - Summary of analysis of changes in fair value and corresponding expected credit loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Beginning of year balances	S/ 41,108	S/ 71,560
New originated or purchased assets	3,132	2,969
Assets matured or derecognized (excluding write-offs)	(462)	(3,387)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Effect on the expected credit loss due to the change of the Stage during the year	15,548	15,696
Others	(5,468)	(46,176)
Write-offs
Recoveries
Foreign exchange effect	116	446
End of year balances	53,974	41,108
Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances	9,456	9,417
New originated or purchased assets	3,132	2,723
Assets matured or derecognized (excluding write-offs)	(416)	(3,360)
Transfers to Stage 1	0	1,058
Transfers to Stage 2	(105)	(857)
Transfers to Stage 3	(305)	0
Effect on the expected credit loss due to the change of the Stage during the year
Others	(1,186)	80
Write-offs
Recoveries
Foreign exchange effect	246	395
End of year balances	10,822	9,456
Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances	31,652	62,143
New originated or purchased assets	0	246
Assets matured or derecognized (excluding write-offs)	(46)	(27)
Transfers to Stage 1	0	(1,058)
Transfers to Stage 2	105	857
Transfers to Stage 3	(993)	0
Effect on the expected credit loss due to the change of the Stage during the year	3,237	15,696
Others	(4,282)	(46,256)
Write-offs
Recoveries
Foreign exchange effect	(73)	51
End of year balances	29,600	31,652
Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances
New originated or purchased assets
Assets matured or derecognized (excluding write-offs)	0	0
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	1,298	0
Effect on the expected credit loss due to the change of the Stage during the year	12,311	0
Others
Write-offs
Recoveries
Foreign exchange effect	(57)
End of year balances	13,552
Gross carrying amount [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	17,629,787	17,902,352
New originated or purchased assets	3,211,041	4,515,849
Assets derecognized or matured (excluding write-offs)	(1,950,217)	(3,253,865)
Change in fair value	(1,929,898)	(2,237,547)
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3
Write offs
Foreign exchange effect	(244,196)	702,998
End of year balances, Financial assets	16,716,517	17,629,787
Gross carrying amount [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	16,733,281	17,690,212
New originated or purchased assets	3,211,041	4,515,849
Assets derecognized or matured (excluding write-offs)	(1,939,686)	(3,104,080)
Change in fair value	(1,906,272)	(2,845,868)
Transfers to Stage 1	0	3,979
Transfers to Stage 2	(88,095)	(217,915)
Transfers to Stage 3	(2,162)	0
Write offs
Foreign exchange effect	(237,329)	691,104
End of year balances, Financial assets	15,770,778	16,733,281
Gross carrying amount [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets	896,506	212,140
New originated or purchased assets	0	0
Assets derecognized or matured (excluding write-offs)	(10,531)	(149,785)
Change in fair value	(14,416)	608,321
Transfers to Stage 1	0	(3,979)
Transfers to Stage 2	88,095	217,915
Transfers to Stage 3	(7,805)
Write offs
Foreign exchange effect	(6,528)	11,894
End of year balances, Financial assets	945,321	896,506
Gross carrying amount [member] | Stage 3 [member]
Disclosure of financial assets [line items]
Beginning of year balances, Financial assets
New originated or purchased assets
Assets derecognized or matured (excluding write-offs)	0	0
Change in fair value	(9,210)	0
Transfers to Stage 1
Transfers to Stage 2
Transfers to Stage 3	9,967	0
Write offs
Foreign exchange effect	(339)
End of year balances, Financial assets	S/ 418